Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income	₩ 28,018
Loss on disposal of financial assets at fair value through other comprehensive income	(7,464)
Net loss on disposal of securities at amortized cost	(9)
Total	₩ 20,545